STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

 1933 Act Rule 485(a)(2)
1933 Act File No. 002-73948
1940 Act File No. 811-3258

May 3, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc.
File Nos. 002-73948 and 811-3258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 147/148 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”).  The Amendment is being submitted to add a new series of shares, designated as the Global Fixed Income (GBP Hedge) Portfolio (the “Portfolio”), to the Registrant.

As noted on the facing sheet, the Amendment relates solely to the shares of the Portfolio as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Portfolio.

Please direct questions or comments relating to this filing to me at (215) 564-8048.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell